Property, plant and equipment, net (Schedule of Depreciation Expense of Property, Plant and Equipment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Direct costs [Member] USD ($)	Mar. 31, 2013 Direct costs [Member] CNY	Mar. 31, 2012 Direct costs [Member] CNY	Mar. 31, 2011 Direct costs [Member] CNY	Mar. 31, 2013 Research and development [Member] USD ($)	Mar. 31, 2013 Research and development [Member] CNY	Mar. 31, 2012 Research and development [Member] CNY	Mar. 31, 2011 Research and development [Member] CNY	Mar. 31, 2013 Sales and marketing [Member] USD ($)	Mar. 31, 2013 Sales and marketing [Member] CNY	Mar. 31, 2012 Sales and marketing [Member] CNY	Mar. 31, 2011 Sales and marketing [Member] CNY	Mar. 31, 2013 General and administrative [Member] USD ($)	Mar. 31, 2013 General and administrative [Member] CNY	Mar. 31, 2012 General and administrative [Member] CNY	Mar. 31, 2011 General and administrative [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,032	31,253	24,736	22,091	$ 2,804	17,421	13,481	11,790	$ 334	2,073	3,212	2,933	$ 452	2,805	1,803	1,679	$ 1,442	8,954	6,240	5,689